                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  7/31
Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE CASH MANAGEMENT FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




CERTIFICATES OF DEPOSIT (2.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Barclays Bank
 06-16-08                            2.91%           $40,000,000(b)       $40,000,000
 10-27-08                            3.08             40,000,000(b)        40,000,000
US Bank
 07-24-08                            2.68             60,000,000           60,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $140,000,000)                                                     $140,000,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (16.3%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Bank of Ireland
 09-12-08                            3.05%           $50,000,000          $50,000,000
Bank of New York
 10-10-08                            2.69             40,000,000           40,000,000
Bear Stearns Companies
 08-15-08                            2.78             25,000,000(f)        25,000,000
 08-28-08                            2.92             30,000,000(f)        30,000,000
DEPFA Bank
 07-15-08                            2.86             50,000,000           49,999,752
General Electric Capital
 05-26-09                            2.91             10,000,000           10,000,000
Goldman Sachs Group
 09-12-08                            2.79             25,000,000           25,000,000
HSBC Finance
 09-24-08                            2.95             25,000,000           25,000,000
Irish Life & Permanent
 08-20-08                            2.85             35,000,000           34,999,466
Lehman Brothers Holdings
 09-26-08                            2.68             40,000,000           40,000,000
Lloyds TSB Group
 10-06-08                            2.97             40,000,000           40,000,000
Merrill Lynch & Co
 08-15-08                            2.87             35,000,000           34,988,944
 08-22-08                            2.86             48,000,000           48,000,000
 09-12-08                            2.86             30,000,000           30,000,000
 11-17-08                            2.87             40,000,000           40,000,000
MetLife Global Funding I
 09-24-08                            2.87             30,000,000           30,000,000
Natixis
 08-14-08                            2.73             27,000,000           27,000,000
 09-08-08                            3.10             30,000,000           30,000,000
Northern Rock
 07-08-08                            3.08             59,300,000           59,300,000
 08-01-08                            2.81             15,000,000           15,000,000
Skandinaviska Enskilda Banken
 08-22-08                            2.59             43,000,000           43,000,000
 09-08-08                            2.73             20,000,000           20,000,000
 09-17-08                            2.75             30,000,000           30,000,000
Wells Fargo Bank
 05-01-09                            2.75             20,000,000           20,000,000
Westpac Banking
 07-11-08                            3.00             59,300,000           59,300,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $856,588,162)                                                     $856,588,162
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (80.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (20.9%)
Alpine Securitization
 05-06-08                            2.35%           $17,300,000(c)       $17,293,320
 05-28-08                            2.84             38,500,000(c)        38,416,263
Amsterdam Funding
 05-13-08                            2.62             41,500,000(c)        41,461,267
 05-15-08                            2.65             12,000,000(c)        11,986,933
 06-03-08                            2.87             16,800,000(c)        16,755,186
CAFCO LLC
 06-03-08                            2.73             39,100,000(c)        39,000,719
CHARTA LLC
 05-16-08                            2.76             19,900,000(c)        19,875,954
Cheyne Finance LLC
 10-18-07                            4.95             18,689,868(d,e)      18,689,868
CIESCO LLC
 05-23-08                            2.80             12,950,000(c)        12,927,208
 05-27-08                            2.84             40,000,000(c)        39,916,222
CRC Funding LLC
 05-09-08                            2.84             40,000,000           39,972,000
Gemini Securitization LLC
 05-01-08                            2.94             25,700,000(c)        25,700,000
 05-05-08                            2.56             40,000,000(c)        39,986,000
 05-12-08                            2.70             32,700,000(c)        32,671,024
 05-23-08                            2.91             40,000,000(c)        39,926,667
 06-02-08                            2.96             26,500,000(c)        26,429,333
Kitty Hawk Funding
 05-27-08                            2.79             18,000,000(c)        17,962,950
Ranger Funding LLC
 05-06-08                            2.32             24,300,000(c)        24,290,719
 05-14-08                            2.52             75,700,000(c)        75,627,013
Sheffield Receivables
 05-01-08                            2.94             30,000,000(c)        30,000,000
 05-20-08                            2.85             40,000,000(c)        39,937,722
 05-21-08                            2.66             28,800,000(c)        28,756,000
 06-03-08                            2.87             25,000,000(c)        24,933,313
Sigma Finance
 06-06-08                            5.13             40,000,000(d,e)      39,999,803
Thames Asset Global Securities #2
 05-08-08                            2.62             23,000,000(c)        22,986,807
Thunder Bay Funding LLC
 05-15-08                            2.65             38,000,000(c)        37,958,622
 05-20-08                            2.68             40,000,000(c)        39,941,311
 05-27-08                            2.84             24,000,000(c)        23,949,733
WhistleJacket Capital LLC
 11-20-08                            2.50             40,000,000(b,d,e)    40,000,000
 11-20-08                            3.12             35,000,000(b,d,e)    35,000,000
Windmill Funding
 05-05-08                            2.11             39,800,000(c)        39,788,502
 05-13-08                            2.64             17,000,000(c)        16,984,020
 05-14-08                            2.61             11,600,000(c)        11,588,397
 05-19-08                            2.84             29,400,000           29,356,635
 05-29-08                            2.87             35,000,000(c)        34,920,239
 06-04-08                            2.89             25,000,000(c)        24,930,819
                                                                      ---------------
Total                                                                   1,099,920,569
-------------------------------------------------------------------------------------


BANKING (42.9%)
Abbey National North America LLC
 05-02-08                            1.30             72,000,000           71,994,852
 05-08-08                            2.17             35,000,000           34,983,394
ABN AMRO North America Finance
 05-02-08                            1.39             38,500,000           38,497,059
 05-05-08                            2.30             47,000,000           46,985,221
 05-07-08                            2.45             70,000,000           69,967,100
 05-22-08                            2.71             40,000,000           39,934,667


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BANKING (CONT.)
Bank of America
 05-12-08                            2.38%           $30,000,000          $29,976,533
 06-09-08                            2.58             25,000,000           24,929,583
 07-01-08                            2.77             25,000,000           24,883,083
 07-02-08                            2.77             18,900,000           18,810,162
 07-03-08                            2.79             38,000,000           37,815,130
 08-01-08                            2.82             35,000,000           34,750,003
 08-04-08                            2.81             35,000,000           34,742,774
Bank of Ireland
 05-21-08                            2.49             48,000,000(c)        47,931,467
Bank of Scotland
 05-19-08                            2.42             33,100,000           33,058,294
 05-20-08                            2.44             39,800,000           39,746,961
Barclays US Funding
 05-23-08                            2.71             40,000,000           39,931,800
 07-28-08                            2.91             45,000,000           44,683,200
 07-29-08                            2.81             40,000,000           39,725,089
Calyon North America
 05-07-08                            2.48             37,000,000           36,982,394
 05-08-08                            2.34             20,600,000           20,589,425
 05-23-08                            2.66             35,000,000           34,941,394
 05-27-08                            2.61             15,000,000           14,971,075
 05-30-08                            2.64             14,500,000           14,468,579
Credit Suisse NY
 05-19-08                            2.39             30,500,000           30,462,180
Danske
 05-16-08                            2.36             32,400,000(c)        32,366,520
Deutsche Bank Financial LLC
 05-06-08                            2.09             35,000,000           34,987,993
 05-09-08                            2.21              2,700,000            2,698,530
 05-13-08                            2.29             40,000,000           39,967,333
 05-14-08                            2.31             40,000,000           39,964,611
HSBC USA
 05-16-08                            2.45             35,000,000           34,962,375
 05-21-08                            2.58             45,000,000           44,933,375
 05-22-08                            2.65             40,000,000           39,936,300
ING US Funding LLC
 05-19-08                            2.54             80,000,000           79,894,401
 05-22-08                            2.65             75,000,000           74,880,564
 05-30-08                            2.66             26,000,000           25,943,241
 06-27-08                            2.77             25,000,000           24,890,354
JPMorgan Chase & Co
 05-05-08                            1.91             45,000,000           44,988,250
 05-19-08                            2.26             16,300,000           16,280,848
 05-27-08                            2.94             35,000,000           34,924,167
 05-28-08                            2.33             17,100,000           17,069,477
 05-30-08                            2.16             35,000,000           34,937,972
Nordea North America
 05-08-08                            2.39             38,000,000           37,980,124
 05-09-08                            2.42             38,000,000           37,977,369
 05-15-08                            2.51             50,000,000           49,948,472
 05-22-08                            2.78              5,500,000            5,490,792
 06-02-08                            2.71             41,000,000           40,899,778
 06-05-08                            2.66             35,000,000           34,908,465
Rabobank USA Financial
 05-05-08                            2.17             40,000,000           39,988,133
 05-09-08                            2.38             50,000,000           49,970,722
 05-12-08                            2.46             40,000,000           39,967,672
 05-28-08                            2.69             38,500,000           38,420,594
 06-30-08                            2.60             35,000,000           34,848,333
Swedbank
 05-13-08                            2.63             30,000,000           29,971,950
 05-14-08                            2.67             29,000,000           28,970,364
 05-15-08                            2.62             35,200,000           35,162,150
UBS Finance (Delaware) LLC
 05-07-08                            2.43             71,000,000           70,966,867
 05-08-08                            2.45             25,000,000           24,986,608
 05-16-08                            2.58             63,000,000           62,928,731
 05-20-08                            2.68             49,000,000           48,928,235
Wells Fargo & Co
 06-17-08                            2.13             16,100,000           16,055,018
                                                                      ---------------
Total                                                                   2,257,758,107
-------------------------------------------------------------------------------------


BROKERAGE (1.5%)
Lehman Brothers Holdings
 06-03-08                            2.96             40,000,000(c)        39,890,000
 06-04-08                            2.91             40,000,000(c)        39,888,556
                                                                      ---------------
Total                                                                      79,778,556
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.3%)
Caterpillar Financial Services
 05-08-08                            1.92             13,400,000           13,394,372
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (1.4%)
General Electric
 05-09-08                            2.12             16,500,000           16,491,383
 05-30-08                            2.36             16,500,000           16,468,100
 06-27-08                            2.46             38,500,000           38,350,043
                                                                      ---------------
Total                                                                      71,309,526
-------------------------------------------------------------------------------------


LIFE INSURANCE (3.0%)
New York Life Capital
 05-06-08                            1.86              5,000,000(c)         4,998,472
 05-12-08                            2.05              8,000,000(c)         7,994,622
 05-23-08                            2.19             37,800,000(c)        37,748,025
Prudential Funding LLC
 05-12-08                            2.14             37,500,000           37,473,646
 05-13-08                            2.15             25,000,000           24,980,833
 05-15-08                            2.18             21,900,000           21,880,412
 05-29-08                            2.35             22,500,000           22,458,000
                                                                      ---------------
Total                                                                     157,534,010
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (2.1%)
General Electric Capital
 05-06-08                            2.33             33,000,000           32,987,350
 05-07-08                            2.52             25,000,000           24,987,917
General Electric Capital Services
 05-12-08                            2.14             50,000,000           49,964,861
                                                                      ---------------
Total                                                                     107,940,128
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (8.6%)
BNP Paribas Finance
 05-01-08                            2.59             40,000,000           40,000,000
 05-06-08                            2.26             40,000,000           39,985,150
 05-12-08                            2.49             45,000,000           44,963,246
 05-21-08                            2.61             58,000,000           57,913,194
 05-27-08                            2.95             25,000,000           24,945,544
Citigroup Funding
 05-01-08                            2.72             50,000,000           50,000,000
 05-09-08                            2.42             50,000,000           49,970,222
 05-27-08                            2.87             38,500,000           38,418,530
 05-28-08                            2.87             38,000,000           37,916,495
 06-12-08                            2.73             30,200,000           30,103,108
Toronto Dominion Holdings USA
 06-02-08                            2.55             40,000,000           39,907,911
                                                                      ---------------
Total                                                                     454,123,400
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $4,241,758,118)                                                 $4,241,758,668
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,238,346,280)(g)                                              $5,238,346,830
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $1,107,719,925 or 21.0% of net assets.

(d) Denotes investments in structured investment vehicles ("SIVs"). SIVs have generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of April 30, 2008, the Fund had three SIVs which remain outstanding with an aggregate value of $133.7 million, representing 2.5% of net assets. The three remaining SIV holdings are Cheyne Finance (Cheyne), WhistleJacket Capital LLC (WJC) and Sigma Finance. These investments were in the most senior debt issued by these vehicles. Subsequent to April 30, 2008, the Fund's $40 million remaining position in Sigma Finance matured on June 6, 2008 and all interest and principal payments were received.


--------------------------------------------------------------------------------
2  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

  During the period, the Fund's holdings in the following SIVs matured and all interest and principal payments were received on a timely basis:

                                      MATURITY          PRINCIPAL
                                        DATE         ($ IN MILLIONS)
--------------------------------------------------------------------
Cullinan Finance                     03/28/2008            $37
                                     04/25/2008             40
                                     04/28/2008             31
K2 (USA) LLC                         04/21/2008             45
Sedna Finance                        01/18/2008             42
Sigma Finance                        04/18/2008             45
                                     04/23/2008             60


     On Aug. 28, 2007, Cheyne breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne to be insolvent. On Apr. 17, 2008, the Fund received a payment from Cheyne of $4.3 million, reducing the outstanding principal from $23.0 million to $18.7 million. However, Cheyne remains in default as of its Nov. 12, 2007 maturity date. The receivers are currently developing a restructuring plan which will likely result in the Fund receiving less than full payment on its investment. Accordingly, this holding has been determined to be illiquid.

     On Feb. 11, 2008, WJC breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's two positions in WJC are in default as of their respective maturity dates, Feb. 25, 2008 ($35 million) and March 20, 2008 ($40 million). The receivers are currently developing a restructuring plan which may result in the Fund receiving less than full payment on its investment. This holding has been determined to be illiquid.

     Pursuant to the Fund's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing Procedure") of the deviation between the net asset value per share of the Fund using the amortized cost method and the market value based net asset value to ensure that the amortized cost method continues to provide an appropriate net asset value for the Fund.

     As of April 30, 2008, the Fund valued Cheyne and WJC at amortized costs of $18.7 million and $75.0 million, respectively. For purposes of the 2a-7 monitoring procedure described above, Cheyne and WJC were fair valued at $12.9 million and $71.8 million, respectively. As of June 17, 2008 the remaining position of Cheyne has been fair valued at $12.5 million and WJC has been fair valued at $72.1 million for the market value inputs into the Shadow Pricing Procedure.

     For the fiscal quarter ended April 30, 2008 and through June 17, 2008 all investments held by the Fund, including SIVs, were valued at amortized cost in compliance with 2a-7 procedures. In addition, for the same time periods the deviations resulting from the Shadow Pricing Procedure were not material to the Fund's $1 net asset value.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES             COST
-----------------------------------------------------------------
Cheyne Finance LLC
  4.95% Commercial Paper 2007          04-10-07       $18,689,868
Sigma Finance
  5.13% Commercial Paper 2008          05-31-07       $39,999,803
WhistleJacket Capital LLC
  2.50% Commercial Paper 2008          03-16-07       $39,999,388
WhistleJacket Capital LLC
  3.12% Commercial Paper 2008          03-23-07       $35,000,062


(f) As of March 14, 2008, Bear Stearns Companies was downgraded from prime to not prime.

(g) Also represents the cost of securities for federal income tax purposes at April 30, 2008.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 27, 2008